Statements of Changes in Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital USD ($)	Additional paid in capital ILS (₪)	Additional paid in capital USD ($)	Treasury shares ILS (₪)	Treasury shares USD ($)	Share based payments ILS (₪)	Share based payments USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)	ILS (₪)	USD ($)
Balance at Dec. 31, 2017			₪ 82,839		₪ (9,425)		₪ 9,381		₪ (63,943)		₪ 18,852
Issuance of ADS net of issue costs			10,024				223				10,247
Share-based payment			186				4,351				4,537
Exercise of options and warrants into shares			753				(353)				400
Exercise of share options			1,283				(1,283)
Total comprehensive loss									(20,113)		(20,113)
Balance at Dec. 31, 2018			95,085		(9,425)		12,319		(84,056)		13,923
Issuance of ADS & Warrants net of issue costs (see Note 9a5)			13,505				1,509				15,014
Share-based payment			8				2,700				2,708
Total comprehensive loss									(16,808)		(16,808)
Balance at Dec. 31, 2019			108,598		(9,425)		16,528		(100,864)		14,837
Issuance of ADS net of issue costs			9,194								9,194
Share-based payment							739				739
Exercise of options and warrants into shares			9,046				(759)				8,287
Total comprehensive loss									(18,077)		(18,077)	$ (5,623)
Balance at Dec. 31, 2020			₪ 126,838		₪ (9,425)		₪ 16,508		₪ (118,941)		₪ 14,980	4,659
Convenience translation in U.S. dollars (see Note 2d) (in Dollars) | $				$ 39,452		$ (2,932)		$ 5,135		$ (36,996)		$ 4,659